Income tax expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax expense
9.	Income tax expense

	2018	2017	2016
Current income tax expense	(654,953)	(437,967)	(200,663)
Deferred income tax (expense)/credit	159,472	(133,791)	(222,497)

Total income tax expense	(495,481)	(571,758)	(423,160)

Income tax expense is attributable to profit from continuing operations.

Income tax relating to each component of other comprehensive income
	Before tax	Tax (expense)/ credit	Net of tax
2018
Foreign currency translation differences	850,188	(226,667)	623,521
Change in cash flow hedge reserve	19,156	(4,214)	14,942
Change in cost of hedging reserve	(347,602)	76,472	(271,130)
Remeasurements of employee termination benefits	12,699	(2,794)	9,905

	534,441	(157,203)	377,238

2017
Foreign currency translation differences	100,149	(107,299)	(7,150)
Remeasurements of employee termination benefits	(3,738)	748	(2,990)

	96,411	(106,551)	(10,140)

2016
Foreign currency translation differences	218,472	(87,381)	131,091
Remeasurements of employee termination benefits	(34,532)	7,066	(27,466)

	183,940	(80,315)	103,625

Reconciliation of income tax expense

	2018	2017	2016
Profit from continuing operations before income tax expense	2,672,816	2,609,517	2,009,127
(Loss) from discontinued operations before income tax expense	—	—	(42,164)

Profit before income tax expense	2,672,816	2,609,517	1,966,963

Tax at the Turkey’s tax rate	(588,020)	(521,903)	(393,393)
Difference in overseas tax rates	7,617	4,133	(15,935)
Effect of exemptions (*)	198,160	73,916	104,244
Effect of amounts which are not deductible	(91,778)	(102,102)	(78,571)
Tax exemption from subsidiary sale(**)	24,268	—	—
Utilization of previously unrecognized tax losses	—	—	1,253
Change in unrecognized deferred tax assets (***)	(50,551)	(41,340)	(30,616)
Adjustments for current tax of prior years	2,510	11,280	(8,176)
Tax effect of investment in associate	—	—	—
Other	2,313	4,258	(1,966)

Total income tax expense	(495,481)	(571,758)	(423,160)

(*)	Mainly comprises of research and development tax credit and the exemption effect of Fintur amounted to TL 76,164.
(**)	The Group’s transfer of its total shareholding in Azerinteltek controlled by Inteltek to one of other shareholder of Azerinteltek, Baltech Investment LLC (Not 39)
(***)	Mainly comprises of tax losses for which no deferred tax asset has been recognized.

The Turkish entities within the Group are subject to corporate tax at the rate of 20%. Corporate tax is applied on taxable corporate income, which is calculated from the statutory accounting profit by adding back non-deductible expenses, and by deducting tax exempt income. On December 5, 2017, Turkey’s Law No. 7061 on the Amendment of Some Tax Laws and Some Other Laws, which was adopted on November 28, 2017, was published in the Official Gazette. The Law increases the corporate tax rate under the Corporate Tax Law, No. 5520, from the current 20% rate to 22% for tax years 2018, 2019, and 2020; the change took effect on the Law’s date of publication.

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns at the end of until the 25th day of the forth month following the close of the accounting year to which they relate. Corporate tax payment is made until the end of the month in which the tax return is filed. Tax authorities may, however, examine such returns and the underlying accounting records and may revise assessments within five years. Advance tax returns are filed on a quarterly basis.

In Turkey, the transfer pricing provisions have been stated under the Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets details about implementation.

If a taxpayer enters into transactions regarding sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers are made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 15% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax.

Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

75% of the profits arising from sale of affiliate shares, founders’ shares, redeemed shares and preemptive rights that are held by the corporations for at least two years are exempted from corporate tax. However, as of 5 December 2017, the date of the publication of the Law No. 7061, 50% part of the profits arising from the sale of the immovable properties that are included in assets of the corporations for two years are exempted from corporate tax. The exemption rate is 75% before this date. In order to benefit from these exemptions, profits must be recorded under a passive fund account in balance sheet and not withdrawn for 5 years. Also, the sale amounts must be received until the end of the second calendar year following the sale.

Pursuant to Article 10/13-h of Law No.7143 which was published in the Official Gazette dated 18 May 2018 and numbered 30425;

•	for the resident real persons and institutions,

•	Income from the sale of non-resident subsidiary shares,

•	Participation income from non-resident subsidiaries,

•	Commercial income through permanent establishment and permanent representatives abroad,

including those obtained until the date 31 October 2018, are exempted from income tax or corporation tax under condition that incomes are transferred from the effective date of Article until 31December 2018. In accordance with the President Decision dated 29 August 2018 and numbered 48, the terms of the Article has been extended for 6 months. In this way, including those obtained until the date 30 April 2019, income from the sale of non-resident subsidiary’s shares are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.

•

for the resident real persons and institutions, income from the liquidation of non-resident institutions are exempt from income tax or corporation tax under condition that incomes are transferred to Turkey until the date 31 December 2018. In accordance with the President Decision dated 29 August 2018 and numbered 48, the terms of the Article has been extended for 6 months. In this way, income from the liquidation of non-resident institutions are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.